Acquisitions - Summary of Brief Description of the Most Significant Acquisition (Detail)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Pondera Solutions [member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition		April 2022
Name of acquiree		ThoughtTrace
Description of the acquiring segment		Corporates
Description of acquiree		A business that uses artificial intelligence and machine learning to read, organize and manage document workflows.
SurePrep LLC [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition	January 2023
Name of acquiree	SurePrep LLC
Description of the acquiring segment	Corporates and Tax & Accounting Professionals
Description of acquiree	A provider of tax automation software and services.